UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $19,082,698 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-01190                      Frank Russell Investment Co.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100      285     4818 SH       SOLE                     4818        0        0
ALLERGAN INC                   COM              018490102   659228  6106229 SH       SOLE                  4337271        0  1768958
AMERICAN PHARMACEUTICALS PTN   COM              02886P109   284516  7334770 SH       SOLE                  5144290        0  2190480
AMGEN INC                      COM              031162100   644594  8173907 SH       SOLE                  5768077        0  2405830
APOLLO GROUP INC               CL A             037604105   891355 14742896 SH       SOLE                 10343983        0  4398913
APPLE COMPUTER INC             COM              037833100      474     6590 SH       SOLE                     5590        0     1000
APPLIED MATLS INC              COM              038222105      183    10200 SH       SOLE                    10200        0        0
BED BATH & BEYOND INC          COM              075896100   351041  9710675 SH       SOLE                  6867552        0  2843123
BIOTECH HOLDERS TR             DEPOSTRY RCPTS   09067D201      602     3000 SH       SOLE                     3000        0        0
BP PLC                         SPONSORED ADR    055622104      353     5500 SH       SOLE                        0        0     5500
CAPITAL ONE FINL CORP          COM              14040H105   496743  5749338 SH       SOLE                  4031799        0  1717539
CHICAGO MERCANTILE HLDGS INC   CL A             167760107   698719  1901329 SH       SOLE                  1340658        0   560671
CISCO SYS INC                  COM              17275R102     6209   362658 SH       SOLE                   180128        0   182530
COMCAST CORP NEW               CL A SPL         20030N200      228     8876 SH       SOLE                     2576        0     6300
DELL INC                       COM              24702R101   703563 23491244 SH       SOLE                 16517062        0  6974182
EBAY INC                       COM              278642103  1509767 34932129 SH       SOLE                 24481723        0 10450406
ELECTRONIC ARTS INC            COM              285512109      404     7715 SH       SOLE                     4915        0     2800
GENENTECH INC                  COM NEW          368710406  1674660 18104434 SH       SOLE                 12676574        0  5427860
GENERAL ELECTRIC CO            COM              369604103     1068    30485 SH       SOLE                     1100        0    29385
GENZYME CORP                   COM              372917104   767828 10848102 SH       SOLE                  7645177        0  3202925
GOOGLE INC                     CL A             38259P508  1779037  4288282 SH       SOLE                  2999879        0  1288403
HEWLETT PACKARD CO             COM              428236103      200     7000 SH       SOLE                     7000        0        0
INTEL CORP                     COM              458140100     3176   127228 SH       SOLE                    49978        0    77250
INTERNATIONAL GAME TECHNOLOG   COM              459902102      237     7685 SH       SOLE                     7010        0      675
INTUITIVE SURGICAL INC         COM NEW          46120E602   299384  2552942 SH       SOLE                  1793242        0   759700
IRON MTN INC                   COM              462846106   240754  5702373 SH       SOLE                  4009388        0  1692985
ISHARES TR                     RUSSELL1000GRW   464287614    19215   376708 SH       SOLE                   361458        0    15250
JOHNSON & JOHNSON              COM              478160104      787    13100 SH       SOLE                     1450        0    11650
JUNIPER NETWORKS INC           COM              48203R104      205     9200 SH       SOLE                     7100        0     2100
KOHLS CORP                     COM              500255104      447     9200 SH       SOLE                     4500        0     4700
LOWES COS INC                  COM              548661107   928079 13922579 SH       SOLE                  9708972        0  4213607
MEDTRONIC INC                  COM              585055106   713743 12397833 SH       SOLE                  8714602        0  3683231
MICROSOFT CORP                 COM              594918104     4339   165916 SH       SOLE                    80356        0    85560
MOODYS CORP                    COM              615369105   669092 10893717 SH       SOLE                  7654908        0  3238809
NASDAQ 100 TR                  UNIT SER 1       631100104      779    19266 SH       SOLE                    17966        0     1300
PATTERSON COMPANIES INC        COM              703395103   223457  6690341 SH       SOLE                  4678712        0  2011629
PEPSICO INC                    COM              713448108      218     3684 SH       SOLE                     3684        0        0
PRICE T ROWE GROUP INC         COM              74144T108      461     6400 SH       SOLE                        0        0     6400
PROCTER & GAMBLE CO            COM              742718109      282     4877 SH       SOLE                        0        0     4877
QUALCOMM INC                   COM              747525103   837649 19444057 SH       SOLE                 13595928        0  5848129
RED HAT INC                    COM              756577102   466182 17101330 SH       SOLE                 12079455        0  5021875
ROCKWELL AUTOMATION INC        COM              773903109      355     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      279     6000 SH       SOLE                     6000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203      425    11600 SH       SOLE                     6600        0     5000
SPDR TR                        UNIT SER 1       78462F103      680     5465 SH       SOLE                      200        0     5265
STARBUCKS CORP                 COM              855244109  1262860 42081297 SH       SOLE                 29629905        0 12451392
STRYKER CORP                   COM              863667101   337180  7589008 SH       SOLE                  5428955        0  2160053
SYMANTEC CORP                  COM              871503108      176    10076 SH       SOLE                     6876        0     3200
TARGET CORP                    COM              87612E106     1473    26793 SH       SOLE                    17970        0     8823
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   856110 19904912 SH       SOLE                 14009843        0  5895069
UNITEDHEALTH GROUP INC         COM              91324P102      426     6850 SH       SOLE                     1200        0     5650
WAL MART STORES INC            COM              931142103     1046    22350 SH       SOLE                    17800        0     4550
WALGREEN CO                    COM              931422109   621638 14045147 SH       SOLE                  9863228        0  4181919
YAHOO INC                      COM              984332106   796328 20324866 SH       SOLE                 14302791        0  6022075
ZIMMER HLDGS INC               COM              98956P102   324179  4806928 SH       SOLE                  3370585        0  1436343